SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING

NOTE 13 — SEGMENT REPORTING

The Company operates in one segment, the design, development, and marketing of software solutions.

The Company's revenues by geographic area are as follows:

	YEAR ENDED DECEMBER 31,
	2011	2010	2009
Revenue
Americas	$40,070	$28,681	$22,676
EMEA	39,455	37,080	27,832
Israel	847	849	596
Asia Pacific	6,715	4,409	10,019
	$87,087	$71,019	$61,123

Major customers- as percentage of total sales:

	2011	2010	2009
	%	%	%

Customer A	12	12	(*)
Customer B	10	(*)	(*)
Customer C	(*)	(*)	11

(*) Less than 10%

Long-lived assets by geographical areas are as follows:

	YEAR ENDED DECEMBER 31,
	2011	2010
Property and Equipment, Net
Americas	$448	$444
EMEA	475	497
Asia Pacific	361	264
Israel	2,589	2,179
	$3,873	$3,384